Earning Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earning Per Share [Abstract]
Schedule of Earning Per Share

The Group’s basic and diluted loss per ordinary share are the same because the Group has generated net loss to ordinary shareholders.

	06/30/2025	06/30/2024	06/30/2023
Numerator
Loss/Profit for the year (basic EPS)	(111,460,708)	(32,685,398)	40,435,923
Loss/Profit for the year (diluted EPS)	(111,460,708)	(32,685,398)	40,435,923
Denominator
Number of shares (basic EPS)	6,462,960	5,821,519	4,593,222
Number of shares (diluted EPS)	6,462,960	5,821,519	4,593,222

Basic (loss)/profit attributable to ordinary equity holders of the parent	$(17.2461)	$(5.6146)	$8.8034
Diluted (loss)/profit attributable to ordinary equity holders of the parent	$(17.2461)	$(5.6146)	$8.8034